PROPOSED OFFERING (Details)		6 Months Ended	12 Months Ended
	Jan. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024
PROPOSED OFFERING
Ratio of share per right	0.1		0.1
Subsequent event
PROPOSED OFFERING
Price per unit | $ / shares	$ 10
Ratio of share per right	0.1
Public offering
PROPOSED OFFERING
Number of units offered	8,000,000	8,000,000
Price per unit | $ / shares	$ 10	$ 10
Number of shares per unit	1
Number of right per unit	1
Ratio of share per right	0.1
Public offering | Subsequent event
PROPOSED OFFERING
Number of units offered	8,000,000
Price per unit | $ / shares	$ 10
Number of shares per unit	1
Number of right per unit	1
Ratio of share per right	0.1
Over-allotment option
PROPOSED OFFERING
Number of units offered	40,000	40,000
Over-allotment option | Subsequent event
PROPOSED OFFERING
Number of units offered	9,200,000